LOANS (covered) - Covered Loan Delinquency, Excluding Loans Accounted for Under FASB ASC Topic 310-30 (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 748,116,000	$ 1,053,244,000
Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	73,959,000	88,856,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	102,126,000	195,892,000
Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,351,000	13,267,000
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	465,555,000	637,044,000
Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,489,000	9,787,000
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,674,000	13,176,000
Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	763,000	1,053,000
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	57,458,000	64,978,000
Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	55,378,000	60,832,000
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,978,000	3,917,000
All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,978,000	3,917,000
Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	794,000	1,611,000
60 - 89 days past due	1,619,000	311,000
> 90 days past due	9,721,000	10,164,000
Total Past due	12,134,000	12,086,000
Current	61,825,000	76,770,000
Total	73,959,000	88,856,000
> 90 days past due and still accruing	31,000	107,000
Covered Loans | Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	351,000	73,000
60 - 89 days past due	148,000	294,000
> 90 days past due	3,781,000	6,490,000
Total Past due	4,280,000	6,857,000
Current	3,071,000	6,410,000
Total	7,351,000	13,267,000
> 90 days past due and still accruing	0	0
Covered Loans | Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	138,000	184,000
60 - 89 days past due	1,149,000	0
> 90 days past due	2,201,000	1,870,000
Total Past due	3,488,000	2,054,000
Current	4,001,000	7,733,000
Total	7,489,000	9,787,000
> 90 days past due and still accruing	0	0
Covered Loans | Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
> 90 days past due	0	0
Total Past due	0	0
Current	763,000	1,053,000
Total	763,000	1,053,000
> 90 days past due and still accruing	0	0
Covered Loans | Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	286,000	1,344,000
60 - 89 days past due	296,000	11,000
> 90 days past due	3,697,000	1,679,000
Total Past due	4,279,000	3,034,000
Current	51,099,000	57,798,000
Total	55,378,000	60,832,000
> 90 days past due and still accruing	0	0
Covered Loans | All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	19,000	10,000
60 - 89 days past due	26,000	6,000
> 90 days past due	42,000	125,000
Total Past due	87,000	141,000
Current	2,891,000	3,776,000
Total	2,978,000	3,917,000
> 90 days past due and still accruing	$ 31,000	$ 107,000